Segmented Information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Gross revenue from external customers	$ 7,500.0	$ 6,479.6
Less subconsultant and other direct expenses	1,633.4	1,413.4
Net revenue	5,866.6	5,066.2
Direct payroll costs	2,670.9	2,321.5
Project margin	3,195.7	2,744.7
Canada
Disclosure of operating segments [line items]
Gross revenue from external customers	1,665.5	1,426.5
Canada | Operating Segments
Disclosure of operating segments [line items]
Gross revenue from external customers	1,665.5	1,426.5
Less subconsultant and other direct expenses	238.5	180.2
Net revenue	1,427.0	1,246.3
Direct payroll costs	670.3	578.9
Project margin	756.7	667.4
United States
Disclosure of operating segments [line items]
Gross revenue from external customers	4,113.6	3,634.5
United States | Operating Segments
Disclosure of operating segments [line items]
Gross revenue from external customers	4,113.6	3,634.5
Less subconsultant and other direct expenses	1,072.9	950.4
Net revenue	3,040.7	2,684.1
Direct payroll costs	1,354.6	1,209.0
Project margin	1,686.1	1,475.1
Global | Operating Segments
Disclosure of operating segments [line items]
Gross revenue from external customers	1,720.9	1,418.6
Less subconsultant and other direct expenses	322.0	282.8
Net revenue	1,398.9	1,135.8
Direct payroll costs	646.0	533.6
Project margin	$ 752.9	$ 602.2